CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (Parenthetical) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Related party transaction, cost of revenues	¥ 2,621,746	¥ 2,426,766	¥ 2,026,956
Sales and marketing expenses	2,268,428	2,328,095	2,077,638
Research and development expenses	743,364	803,791	607,373
General and administrative expenses	221,996	229,210	190,297
Interest expense, related party	69,472	45,607	31,644
Related Party [Member]
Related party transaction, net revenue	67,844	34,702	23,790
Related party transaction, cost of revenues	111,332	87,007	83,901
Sales and marketing expenses	15,060	15,037	17,182
Research and development expenses	44,906	49,550	32,839
General and administrative expenses	9,009	11,501	9,264
Interest expense, related party	¥ 69,472	¥ 45,607	¥ 31,644